                    PUTNAM HARTFORD CAPITAL MANAGER (SERIES VII)
                                SEPARATE ACCOUNT TEN
                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                File No. 333-69429



     SUPPLEMENT DATED OCTOBER 15, 2004 TO THE PROSPECTUS DATED MAY 3, 2004

               SUPPLEMENT DATED OCTOBER 15, 2004 TO YOUR PROSPECTUS

The following information replaces the portions of the table entitled "Annual Fund Operating Expenses" of your prospectus with respect to the following funds: Putnam VT Capital Opportunities Fund - Class IB, Putnam VT Equity Income Fund - Class IB and Putnam VT Mid Cap Value Fund - Class IB.

The remainder of such table shall remain unchanged.

                                                                 TOTAL ANNUAL FUND
                                       12b-1                     OPERATING EXPENSES                      TOTAL
                                    DISTRIBUTION                (BEFORE CONTRACTUAL   CONTRACTUAL FEE    ANNUAL
                                       AND/OR                      FEE WAIVERS OR       WAIVERS OR        FUND
                        MANAGEMENT   SERVICING      OTHER            EXPENSE             EXPENSE        OPERATING
                          FEES        FEES (2)     EXPENSES       REIMBURSEMENTS)     REIMBURSEMENTS     EXPENSES
-----------------------------------------------------------------------------------------------------------------
Putnam VT Capital
Opportunities Fund -
Class IB (1) (3)          0.65%         0.25%       1.31%              2.21%               0.91%          1.30%

Putnam VT Equity
Income Fund -
Class IB (1) (3)          0.65%         0.25%       0.67%              1.57%               0.27%          1.30%

Putnam VT Mid Cap
Value Fund -
Class IB (1) (3)          0.70%         0.25%       1.20%              2.15%               0.80%          1.35%

The footnotes to the "Annual Fund Operating Expense" table are deleted and replaced with the following:

(1) Expenses represent estimates for the Fund's current fiscal year, which ends on December 31, 2004.

(2) See the Fund's prospectus for information about the Fund's distribution plan ("Distribution Plan") adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. While the maximum rate payable under the Distribution Plan is 0.35% per year of the Fund's average net assets on class IB shares, the Trustees of the Fund currently limit the rate at 0.25% per year through at least the end of the Fund's current fiscal year.

(3) In order to limit the expenses of Putnam VT Capital Opportunities Fund, Putnam VT Equity Income Fund and Putnam VT Mid Cap Value Fund, Putnam Management has agreed to limit each Fund's compensation (and, to the extent necessary, bear other expenses of each Fund) through December 31, 2004.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV- 4962